Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	€ 5,041	€ 5,496
Additions (other than those from business combinations)	1,006	1,067
Land and buildings
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,457	1,537
Additions (other than those from business combinations)	66	85
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,816	1,929
Additions (other than those from business combinations)	404	360
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,628	1,956
Additions (other than those from business combinations)	424	586
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	41	38
Additions (other than those from business combinations)	25	19
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	99	36
Additions (other than those from business combinations)	€ 87	€ 17